Long-term Debt - Principal Repayments and Other Borrowing Arrangements (Detail) € in Millions	Dec. 31, 2017 EUR (€)
Debt Disclosure [Abstract]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	€ 28.0
Long-term Debt, Maturities, Repayments of Principal in Year Two	1.8
Long-term Debt, Maturities, Repayments of Principal in Year Three	1.8
Long-term Debt, Maturities, Repayments of Principal in Year Four	1.8
Long-term Debt, Maturities, Repayments of Principal in Year Five	501.8
Thereafter	2,500.4
Long-term debt	3,035.6
Non-current portion of long-term debt	€ 3,007.6